Summary of Significant Accounting Policies - Schedule of Aircraft Held for Sale (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale as of December 31, 2023	$ 66,986
Disposal Group, Held-for-Sale, Not Discontinued Operations | Gulfstream GIV Aircrafts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale as of December 31, 2023	0
Aircraft sold	(15,353)
Aircraft reclassified to held for sale	42,831
Impairment (gain) loss due to fair value adjustments	$ 1,887